Acquired Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
Acquired Intangible Assets, Net
Acquired intangible assets, net, consisted of the following as of March 31, 2019 and December 31, 2018 (amounts in thousands, except weighted average life amounts):

	March 31, 2019		December 31, 2018
In-place leases, net of accumulated amortization of $45,523 and $41,143, respectively (with a weighted average remaining life of 9.8 years and 10.1 years, respectively)	$143,496		$151,135
Above-market leases, net of accumulated amortization of $1,055 and $899, respectively (with a weighted average remaining life of 4.8 years and 5.1 years, respectively)	1,554		1,710
Ground lease assets, net of accumulated amortization of $0 and $39, respectively (with a weighted average remaining life of 0.0 years and 83.5 years, respectively)	—	(1)	1,359
	$145,050		$154,204

(1)
On January 1, 2019, as part of the adoption of ASC 842, as discussed in Note 2—"Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements", the Company reclassified the ground lease assets balance from acquired intangible assets, net, to right-of-use assets - operating leases within the condensed consolidated balance sheet.

The aggregate weighted average remaining life of the acquired intangible assets was 9.7 years and 10.6 years as of March 31, 2019 and December 31, 2018, respectively.
Amortization of the acquired intangible assets was $7,795,000 and $4,694,000 for the three months ended March 31, 2019 and 2018, respectively. Of the $7,795,000 recorded for the three months ended March 31, 2019, $2,658,000 was accelerated amortization due to the impairment of an in-place lease intangible asset related to a tenant experiencing financial difficulties. Amortization of the in-place leases is included in depreciation and amortization and amortization of the above-market leases is recorded as an adjustment to rental revenue in the accompanying condensed consolidated statements of comprehensive income.

Acquired Intangible Assets, Net
Acquired intangible assets, net, consisted of the following as of December 31, 2018 and 2017 (amounts in thousands, except weighted average life amounts):

	December 31, 2018	December 31, 2017
In-place leases, net of accumulated amortization of $41,143 and $21,776, respectively (with a weighted average remaining life of 10.1 years and 11.0 years, respectively)	$151,135	$148,594
Above-market leases, net of accumulated amortization of $899 and $358, respectively (with a weighted average remaining life of 5.1 years and 2.8 years, respectively)	1,710	1,344
Ground lease assets, net of accumulated amortization of $39 and $28, respectively (with a weighted average remaining life of 83.5 years and 65.8 years, respectively)	1,359	616
	$154,204	$150,554

The aggregate weighted average remaining life of the acquired intangible assets was 10.6 years and 11.2 years as of December 31, 2018 and December 31, 2017, respectively.
Amortization of the acquired intangible assets for the years ended December 31, 2018, 2017 and 2016 was $19,919,000, $14,167,000 and $5,987,000, respectively. Amortization of the above-market leases is recorded as an adjustment to rental and parking revenue, amortization of the in-place leases is included in depreciation and amortization, and amortization of the ground lease interests is included in rental and parking expenses in the accompanying consolidated statements of comprehensive income.
Estimated amortization expense on the acquired intangible assets as of December 31, 2018, and for each of the next five years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$20,472
2020	18,267
2021	17,470
2022	15,064
2023	13,669
Thereafter	69,262
$154,204